Corporate information	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate information
BCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a communications company providing wireless, wireline, Internet, streaming services, and television (TV) services to residential, business and wholesale customers in Canada through our Bell Communication and Technology Services (Bell CTS) segment. Our Bell Media segment holds a portfolio of assets providing premium video, audio, out-of-home (OOH) advertising, and digital media services to customers nationally across Canada.